Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	96	1.42%
Delinquency, No Missing Data	6638	98.50%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	5	0.07%
Total	6739	100.00%